Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
February 28, 2026

Dates Covered
Collections Period	02/01/26 - 02/28/26
Interest Accrual Period	02/17/26 - 03/15/26
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/26	469,057,741.43	24,889
Yield Supplement Overcollateralization Amount 01/31/26	25,767,526.70	0
Receivables Balance 01/31/26	494,825,268.13	24,889
Principal Payments	21,490,460.87	657
Defaulted Receivables	1,188,581.04	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/26	24,085,403.14	0
Pool Balance at 02/28/26	448,060,823.08	24,189

Pool Statistics	$ Amount	# of Accounts
Pool Factor	35.14%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	8,664,993.31	311
Past Due 61-90 days	3,144,481.46	113
Past Due 91-120 days	574,978.98	23
Past Due 121+ days	0.00	0
Total	12,384,453.75	447

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.62%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Delinquency Trigger Occurred	NO

Recoveries	686,556.60
Aggregate Net Losses/(Gains) - February 2026	502,024.44
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.22%
Prior Net Losses/(Gains) Ratio	1.13%
Second Prior Net Losses/(Gains) Ratio	0.66%
Third Prior Net Losses/(Gains) Ratio	0.57%
Four Month Average	0.90%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	6,145,476.31
Actual Overcollateralization	6,145,476.31
Weighted Average Contract Rate	6.65%
Weighted Average Contract Rate, Yield Adjusted	10.23%
Weighted Average Remaining Term	38.79

Flow of Funds	$ Amount
Collections	24,789,049.17
Investment Earnings on Cash Accounts	10,773.93
Servicing Fee	(412,354.39)
Transfer to Collection Account	-
Available Funds	24,387,468.71

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,649,324.34
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	14,851,442.04
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,145,476.31
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,503,238.77

Total Distributions of Available Funds	24,387,468.71

Servicing Fee	412,354.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 02/17/26	462,912,265.12
Principal Paid	20,996,918.35
Note Balance @ 03/16/26	441,915,346.77

Class A-1
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2a
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2b
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-3
Note Balance @ 02/17/26	319,712,265.12
Principal Paid	20,996,918.35
Note Balance @ 03/16/26	298,715,346.77
Note Factor @ 03/16/26	68.7872120%

Class A-4
Note Balance @ 02/17/26	87,890,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	87,890,000.00
Note Factor @ 03/16/26	100.0000000%

Class B
Note Balance @ 02/17/26	36,870,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	36,870,000.00
Note Factor @ 03/16/26	100.0000000%

Class C
Note Balance @ 02/17/26	18,440,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	18,440,000.00
Note Factor @ 03/16/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,887,311.59
Total Principal Paid	20,996,918.35
Total Paid	22,884,229.94

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.65819%
Coupon	3.99819%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.86000%
Interest Paid	1,294,834.67
Principal Paid	20,996,918.35
Total Paid to A-3 Holders	22,291,753.02

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.5393808
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.1260814
Total Distribution Amount	18.6654622

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.9817037
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.3510301
Total A-3 Distribution Amount	51.3327338

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	707.32
Noteholders' Principal Distributable Amount	292.68

Account Balances	$ Amount
Reserve Account
Balance as of 02/17/26	3,072,738.16
Investment Earnings	8,250.29
Investment Earnings Paid	(8,250.29)
Deposit/(Withdrawal)	-
Balance as of 03/16/26	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16